Premises and Equipment (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 42,449,040	$ 29,888,995
Less accumulated depreciation and amortization	10,377,299	7,646,157
Premises and equipment	32,071,741	22,242,838
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	9,891,750	7,226,252
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	22,966,215	15,697,160
Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	9,558,090	6,954,110
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 32,985	$ 11,473